Consolidated Statement of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Net earnings		$ 103,900,000	$ 60,600,000	$ 70,300,000
Adjustments to net earnings for items not affecting cash:
Depreciation and amortization		126,300,000	124,700,000	135,400,000
Equity-settled employee SBC		33,400,000	25,800,000	34,100,000
Other charges (recoveries) (a)	[1]	2,500,000	2,500,000	(86,100,000)
Finance costs		31,700,000	37,700,000	49,500,000
Income tax expense		32,100,000	29,600,000	29,500,000
Other		15,200,000	10,000,000.0	24,200,000
Changes in non-cash working capital items:
Accounts receivable		(102,400,000)	(40,700,000)	153,700,000
Inventories		(521,900,000)	(99,300,000)	97,700,000
Other current assets		(11,500,000)	(500,000)	16,500,000
Accounts payable, accrued and other current liabilities and provisions		556,900,000	117,000,000.0	(158,800,000)
Non-cash working capital changes		(78,900,000)	(23,500,000)	109,100,000
Net income tax paid		(39,400,000)	(27,800,000)	(21,000,000.0)
Net cash provided by operating activities		226,800,000	239,600,000	345,000,000.0
Investing activities:
Acquisitions		(314,700,000)	0	2,700,000
Purchase of computer software and property, plant and equipment		(52,200,000)	(52,800,000)	(80,500,000)
Proceeds from sale of assets		2,600,000	1,800,000	116,500,000
Net cash provided by (used in) investing activities		(364,300,000)	(51,000,000.0)	38,700,000
Financing activities:
Lease payments		(40,000,000.0)	(33,700,000)	(38,200,000)
Issuance of capital stock		200,000	0	0
Repurchase of capital stock for cancellation		(35,900,000)	(100,000)	(67,300,000)
Purchase of treasury stock for stock-based plans		(20,600,000)	(19,100,000)	(9,200,000)
Finance costs and waiver fees paid	[2]	(26,000,000.0)	(29,500,000)	(46,500,000)
Net cash provided by (used in) financing activities		67,700,000	(204,300,000)	(326,200,000)
Net increase (decrease) in cash and cash equivalents		(69,800,000)	(15,700,000)	57,500,000
Cash and cash equivalents, beginning of year		463,800,000	479,500,000	422,000,000.0
Cash and cash equivalents, end of year		394,000,000.0	463,800,000	479,500,000
Revolving Loans
Financing activities:
Borrowings under credit facility		220,000,000.0	0	0
Repayments under credit facility		(220,000,000.0)	0	0
Term Loans
Financing activities:
Borrowings under credit facility		365,000,000.0	0	48,000,000.0
Repayments under credit facility		$ (175,000,000.0)	$ (121,900,000)	$ (213,000,000.0)

[1]	Other charges (recoveries) in 2019 consists primarily of a $102.0 gain on the sale of our Toronto real property.
[2]	Finance costs paid include debt issuance costs paid of $3.6 in 2021 (2020 — $0.6; 2019 — $2.9). We also paid $2.0 in credit-facility-related waiver fees in 2019, recorded as other charges.